Harbor International Fund

SUPPLEMENT TO PROSPECTUS DATED FEBRUARY 6, 2009

Harbor Funds’ Board of Trustees, on behalf of Harbor International Fund (the “Fund”), has appointed Northern Cross, LLC, a registered investment adviser, to serve as co-subadviser to the Fund with Northern Cross Investments Ltd effective February 12, 2009.

The appointment of Northern Cross, LLC as the Fund’s co-subadviser will not result in any change in the Fund’s investment strategies, policies or guidelines.

The appointment of Northern Cross, LLC as the Fund’s co-subadviser will also not result in any change in the rate of advisory fees payable by the Fund to its adviser, Harbor Capital Advisors, Inc. (“Harbor Capital”). Harbor Capital pays a subadvisory fee to Northern Cross Investments Ltd and Northern Cross, LLC from its own assets.

The following replaces the information contained under the headings set forth below in the Risk/Return Summary for Harbor International Fund on page 2 of the Prospectus:

SUBADVISERS

Northern Cross Investments Ltd Clarendon House 2 Church Street Hamilton, Bermuda HMDX	Northern Cross, LLC 125 Summer Street Suite 1410 Boston, MA 02110

Hakan Castegren Portfolio Manager (since 1987)	Howard Appleby Portfolio Manager (since 2009) Jean-Francois Ducrest Portfolio Manager (since 2009) James LaTorre Portfolio Manager (since 2009) Edward E. Wendell, Jr. Portfolio Manager (since 2009)

Northern Cross Investments Ltd has subadvised the Fund since its inception in 1987.	Northern Cross, LLC has subadvised the Fund since February 12, 2009.

The following replaces the information contained under the heading The Adviser and Subadvisers on page 14 of the Prospectus for the Harbor International Fund only:

PORTFOLIO MANAGERS AND SUBADVISERS	MANAGER SINCE	BUSINESS EXPERIENCE (PAST FIVE YEARS)
International
The five portfolio managers make investment decisions for the Fund using a team approach. All five of the portfolio managers have equal responsibility in contributing investment ideas and research to the team regarding the Fund’s portfolio.

Hakan Castegren Northern Cross Investments Ltd Clarendon House 2 Church Street Hamilton, Bermuda HMDX	1987	President, Northern Cross Investments Ltd (since 1993).

Howard Appleby Northern Cross, LLC 125 Summer Street Suite 1410 Boston, MA 02110	2009	Principal, Northern Cross, LLC (since 2003). Northern Cross, LLC is a Boston based independent investment management firm specializing in International Equity mandates.

Jean-Francois Ducrest Northern Cross, LLC	2009	Principal, Northern Cross, LLC (since 2003).

James LaTorre Northern Cross, LLC	2009	Principal, Northern Cross, LLC (since 2003).

Edward E. Wendell, Jr. Northern Cross, LLC	2009	Principal, Northern Cross, LLC (since 2003).

A discussion regarding the basis for the board of trustees approving the investment advisory agreements of the Fund will be available in the Fund’s semi-annual report to shareholders dated April 30, 2009.

Effective February 12, 2009

Harbor International Fund

Supplement to Statement of Additional Information dated February 6, 2009

Harbor Funds’ Board of Trustees, on behalf of Harbor International Fund (the “Fund”), has appointed Northern Cross, LLC, a registered investment adviser, to serve as co-subadviser to the Fund with Northern Cross Investments Ltd. effective February 12, 2009.

The appointment of Northern Cross, LLC as the Fund’s co-subadviser will not result in any change in the Fund’s investment strategies, policies or guidelines.

The appointment of Northern Cross, LLC as the Fund’s co-subadviser will also not result in any change in the rate of advisory fees payable by the Fund to its adviser, Harbor Capital Advisors, Inc. (“Harbor Capital”). Harbor Capital pays a subadvisory fee to Northern Cross Investments Ltd and Northern Cross, LLC from its own assets.

The following replaces the information under the heading The Subadvisers on page 38 of the Statement of Additional Information for the Harbor International Fund only:

Harbor International Fund.  The Fund is co-subadvised by Northern Cross Investments Ltd and Northern Cross, LLC. Northern Cross Investments Ltd is controlled by Hakan Castegren, who is an employee of Northern Cross Investments Ltd. Northern Cross, LLC is controlled by Messrs. Appleby, Ducrest, LaTorre and Wendell, each an employee of Northern Cross, LLC. Northern Cross, LLC will be responsible for effecting all investment decisions made by the Fund’s two Subadvisers, including the selection of broker-dealers and the transmission of orders to such broker-dealers.

The following supplements the information under the heading “The Portfolio Managers”:

Other Accounts Managed

The portfolio managers who are primarily responsible for the day-to-day management of the Fund also manage other registered investment companies, other pooled investment vehicles and/or other accounts, (collectively, the “Portfolios”) as indicated below. The following table identifies, as of October 31, 2008: (i) the number of other registered investment companies, pooled investment vehicles and other accounts managed by each portfolio manager; (ii) the total assets of such companies, vehicles and accounts; and (iii) the number and total assets of such companies, vehicles and accounts with respect to which the advisory fee is based on performance.

	Other Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	# of Accounts	Total Assets (in millions)	# of Accounts	Total Assets (in millions)	# of Accounts	Total Assets (in millions)
HARBOR INTERNATIONAL FUND
Hakan Castegren
All Accounts	None	$-0-	None	$-0-	7	$1,246
Accounts where advisory fee is based on account performance (subset of above)	None	$-0-	None	$-0-	None	$-0-
Howard Appleby
All Accounts	3	$155	None	$-0-	4	$242
Accounts where advisory fee is based on account performance (subset of above)	None	$-0-	None	$-0-	None	$-0-
Jean-Francois Ducrest
All Accounts	3	$155	None	$-0-	4	$242
Accounts where advisory fee is based on account performance (subset of above)	None	$-0-	None	$-0-	None	$-0-
James LaTorre
All Accounts	3	$155	None	$-0-	4	$242
Accounts where advisory fee is based on account performance (subset of above)	None	$-0-	None	$-0-	None	$-0-
Edward E. Wendell, Jr.
All Accounts	3	$155	None	$-0-	4	$242
Accounts where advisory fee is based on account performance (subset of above)	None	$-0-	None	$-0-	None	$-0-

NORTHERN CROSS, LLC

Conflicts of Interest

From time to time, potential conflicts of interest may arise between the portfolio managers’ management of the investments of Harbor International Fund, on the one hand, and the management of other accounts, on the other. The other accounts might have similar investment objectives or strategies as Harbor International Fund, track the same index Harbor International Fund tracks or otherwise hold, purchase, or sell securities that are eligible to be held, purchased or sold by Harbor International Fund. The other accounts might also have different investment objectives or strategies than Harbor International Fund.

Knowledge and Timing of Portfolio Trades. A potential conflict of interest may arise as a result of the portfolio managers’ day-to-day management of Harbor International Fund. Because of the portfolio managers’ positions with Harbor International Fund, each portfolio manager knows the size, timing and possible market impact of Harbor International Fund’s trades. It is theoretically possible that a portfolio manager could use this information to the advantage of other accounts he manages and to the possible detriment of Harbor International Fund.

Investment Opportunities. A potential conflict of interest may arise as result of a portfolio manager’s management of a number of accounts with varying investment guidelines. Often, an investment opportunity may be suitable for both Harbor International Fund and other accounts managed by one or more of the portfolio managers, but may not be available in sufficient quantities for both Harbor International Fund and the other accounts to participate fully. Similarly, there may be limited opportunity to sell an investment held by Harbor International Fund and another account.

Northern Cross, LLC has adopted policies and procedures reasonably designed to treat all accounts fairly and equitably and to address the potentially adverse effect of any conflicts of interest. Northern Cross, LLC has adopted policies and procedures designed to allocate investment opportunities on a fair and equitable basis over time. Under Northern Cross, LLC’s allocation procedures, investment opportunities are allocated among various investment strategies based on individual account investment guidelines and the Subadviser’s investment outlook.

Compensation

The four principals of Northern Cross, LLC, Messrs. Appleby, Ducrest, LaTorre and Wendell are equal owners of the firm. Their compensation consists of equal shares in the firm’s overall profits.

Securities Ownership

As of October 31, 2008, Messrs. Appleby, Ducrest, LaTorre and Wendell beneficially owned shares of the Harbor International Fund with a value of $100,001-$500,000, $100,001-$500,000, $500,001-$1,000,000 and $500,001-$1,000,000, respectively.

Effective February 12, 2009